________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                             Semi-Annual Report 2000


                           FOR THE PERIOD ENDED MAY 31




                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                         CAPITAL MANAGEMENT MID-CAP FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.


For more information about the Capital Management Mid-Cap Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.23%

       Airlines - 2.89%
            Southwest Airlines Co. .................................................                  11,750              $  225,453
                                                                                                                          ----------

       Broadcast - Radio & Television - 2.92%
         (a)Infinity Broadcasting Corporation ......................................                   7,187                 227,289
                                                                                                                          ----------

       Chemicals - 2.21%
            M. A. Hanna Company ....................................................                  15,000                 172,500
                                                                                                                          ----------

       Computer Software - 2.38%
         (a)Silicon Storage Technology, Inc. .......................................                   2,500                 185,625
                                                                                                                          ----------

       Electrical Equipment - 2.43%
            TXU Corp. ..............................................................                   5,300                 189,475
                                                                                                                          ----------

       Electronics - Semiconductor - 4.17%
            Helix Technology Corporation ...........................................                   4,800                 163,500
         (a)National Semiconductor Corporation .....................................                   3,000                 161,250
                                                                                                                          ----------
                                                                                                                             324,750
                                                                                                                          ----------
       Financial - Banks, Commercial - 6.23%
            Summit Bancorp .........................................................                   8,000                 229,500
            Zions Bancorporation ...................................................                   5,500                 256,437
                                                                                                                          ----------
                                                                                                                             485,937
                                                                                                                          ----------
       Food - Processing - 6.39%
            Flowers Industries, Inc. ...............................................                  15,000                 270,938
            McCormick & Company, Incorporated ......................................                   7,000                 227,500
                                                                                                                          ----------
                                                                                                                             498,438
                                                                                                                          ----------
       Forest Products & Paper - 4.62%
            Bowater Incorporated ...................................................                   3,500                 181,781
            Weyerhaeuser Company ...................................................                   3,600                 178,650
                                                                                                                          ----------
                                                                                                                             360,431
                                                                                                                          ----------
       Machine - Diversified - 2.24%
            Deere & Company ........................................................                   4,200                 174,825
                                                                                                                          ----------

       Medical - Hospital - 1.27%
         (a)Manor Care, Inc. .......................................................                  14,000                  98,875
                                                                                                                          ----------

       Medical Supplies - 3.16%
            C. R. Bard, Inc. .......................................................                   5,400                 246,375
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Oil & Gas - Domestic - 2.11%
            El Paso Energy Corporation .............................................                   3,200              $  164,800
                                                                                                                          ----------

       Oil & Gas - Equipment & Services - 11.67%
            Apache Corporation .....................................................                   3,800                 231,325
         (a)Cooper Cameron Corporation .............................................                   2,200                 154,138
            ENSCO International Incorporated .......................................                   4,400                 153,725
         (a)Nabors Industries, Inc. ................................................                   3,800                 163,400
            The Williams Companies, Inc. ...........................................                   5,000                 207,812
                                                                                                                          ----------
                                                                                                                             910,400
                                                                                                                          ----------
       Oil & Gas - International - 3.20%
            Unocal Corporation .....................................................                   6,500                 249,844
                                                                                                                          ----------

       Pharmaceuticals - 3.98%
            IVAX Corporation .......................................................                   8,250                 310,406
                                                                                                                          ----------

       Retail - Grocery - 5.28%
            Albertson's, Inc. ......................................................                   6,500                 238,063
            Hannaford Bros. Co. ....................................................                   2,400                 173,400
                                                                                                                          ----------
                                                                                                                             411,463
                                                                                                                          ----------
       Retail - Restaurants - 5.64%
         (a)Brinker International, Inc. ............................................                   7,300                 206,681
         (a)Outback Steakhouse, Inc. ...............................................                   7,700                 233,406
                                                                                                                          ----------
                                                                                                                             440,087
                                                                                                                          ----------
       Retail - Specialty Lines - 5.62%
            American Greetings Corporation .........................................                  11,000                 204,875
            Harcourt General,  Inc. ................................................                   5,900                 233,419
                                                                                                                          ----------
                                                                                                                             438,294
                                                                                                                          ----------
       Steel - Specialty - 1.88%
            Texas Industries, Inc. .................................................                   5,100                 146,306
                                                                                                                          ----------

       Telecommunications Equipment - 4.46%
         (a)ANTEC Corporation ......................................................                   4,000                 201,000
         (a)World Access, Inc. .....................................................                  14,000                 147,000
                                                                                                                          ----------
                                                                                                                             348,000
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Utilities - Electric - 8.48%
            Constellation Energy Group .............................................                   5,700              $  195,581
            PG&E Corporation .......................................................                   8,700                 225,113
            Sempra Energy ..........................................................                  12,774                 240,311
                                                                                                                          ----------
                                                                                                                             661,005
                                                                                                                          ----------

            Total Common Stocks (Cost $6,262,965) ...........................................................              7,270,578
                                                                                                                          ----------

INVESTMENT COMPANY - 4.70%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                 366,296                366,296
            (Cost $366,296)                                                                                               ----------


Total Value of Investments (Cost $6,629,261 (b)) ...................................                   97.93%             $7,636,874
Other Assets In Excess of Liabilities ..............................................                    2.07%                161,695
                                                                                                      ------              ----------
       Net Assets ..................................................................                  100.00%             $7,798,569
                                                                                                      ======              ==========


       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation ........................................................................             $1,336,578
            Unrealized depreciation ........................................................................               (328,965)
                                                                                                                         ----------

                            Net unrealized appreciation                                                                  $1,007,613
                                                                                                                         ==========
















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2000
                                                             (Unaudited)



ASSETS
       Investments, at value (cost $o6,629,261) .....................................................................     $7,636,874
       Cash .........................................................................................................        180,652
       Income receivable ............................................................................................          7,012
       Due from advisor (note 2) ....................................................................................          2,329
       Prepaid expenses .............................................................................................          1,549
                                                                                                                          ----------

            Total assets ............................................................................................      7,828,416
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .............................................................................................         26,847
       Payable for fund shares redeemed .............................................................................          3,000
                                                                                                                          ----------

            Total liabilities .......................................................................................         29,847
                                                                                                                          ----------

NET ASSETS ..........................................................................................................     $7,798,569
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..............................................................................................     $5,460,403
       Undistributed net investment oincome .........................................................................          8,798
       Undistributed net realized gain on investments ...............................................................      1,321,755
       Net unrealized oappreciation on investments ..................................................................      1,007,613
                                                                                                                          ----------
                                                                                                                          $7,798,569
                                                                                                                          ==========
INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ($6,923,052 / 369,600 shares outstanding) ...........         $18.73
                                                                                                                          ==========

INVESTOR CLASS
       Net asset value, offering and redemption price per share ($875,517 / 48,046 shares outstanding) ..............         $18.22
                                                                                                                          ==========
       Maximum offering price per share (100 / 97% of $18.22) .......................................................         $18.79
                                                                                                                          ==========



















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2000
                                                             (Unaudited)



INVESTMENT INCOME

       Income
            Dividends .....................................................................................              $   72,296
                                                                                                                         ----------

       Expenses
            Fund administration fees (note 2) .............................................................                   4,644
            Custody fees ..................................................................................                   1,800
            Distribution and service fees - Investor Class (note 3) .......................................                   3,667
            Registration and filing administration fees (note 2) ..........................................                   3,134
            Fund accounting fees (note 2) .................................................................                  18,000
            Audit fees ....................................................................................                   5,150
            Legal fees ....................................................................................                   3,334
            Securities pricing fees .......................................................................                   1,449
            Shareholder recordkeeping fees ................................................................                   4,500
            Other accounting fees (note 2) ................................................................                   1,330
            Shareholder servicing expenses ................................................................                   2,500
            Registration and filing expenses ..............................................................                   7,500
            Printing expenses .............................................................................                   3,500
            Trustee fees and meeting expenses .............................................................                   3,500
            Other operating expenses ......................................................................                   1,750
                                                                                                                         ----------

                  Total expenses ..........................................................................                  65,758
                                                                                                                         ----------

                  Less expense reimbursements (note 2) ....................................................                  (6,387)
                                                                                                                         ----------

                  Net expenses ............................................................................                  59,371
                                                                                                                         ----------

                       Net investment income ..............................................................                  12,925
                                                                                                                         ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................               1,318,137
       Increase in unrealized appreciation on investments .................................................                   9,261
                                                                                                                         ----------

            Net realized and unrealized gain on investments ...............................................               1,327,398
                                                                                                                         ----------

                  Net increase in net assets resulting from operations ....................................              $1,340,323
                                                                                                                         ==========










See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                       May 31,          November 30,
                                                                                                        2000                1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income ...........................................................          $   12,925          $    5,857
          Net realized gain from investment transactions ..................................           1,318,137             603,046
          Increase in unrealized appreciation on investments ..............................               9,261             500,396
                                                                                                     ----------          ----------

              Net increase in net assets resulting from operations ........................           1,340,323           1,109,299
                                                                                                     ----------          ----------

     Distributions to shareholders from
          Net investment income - Institutional Class .....................................              (4,066)             (8,499)
          Net investment income - Investor Class ..........................................                 (61)                  0
          Net realized gain from investment transactions - Institutional Class ............            (433,714)                  0
          Net realized gain from investment transactions - Investor Class .................             (77,460)                  0
                                                                                                     ----------          ----------

              Decrease in net assets resulting from distributions .........................            (515,301)             (8,499)
                                                                                                     ----------          ----------

     Capital share transactions
          Increase (decrease) in net assets resulting from capital share transactions .....             145,408            (969,079)
                                                                                                     ----------          ----------

                  Total increase in net assets ............................................             970,430             131,721

NET ASSETS

     Beginning of period ..................................................................           6,828,139           6,696,418
                                                                                                     ----------          ----------

     End of period(including undistributed net investment income ..........................          $7,798,569          $6,828,139
                   of $8,798 in May 2000)                                                            ==========          ==========


(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                      Period ended                             Year ended
                                                                      May 31, 2000                          November 30, 1999
                                                               Shares              Value               Shares              Value
                                                             -----------------------------------------------------------------------
-----------------------------------------------------------
                 INSTITUTIONAL CLASS
-----------------------------------------------------------
Shares sold ...............................................       7,469          $  130,675              68,421          $1,118,601
Shares issued for reinvestment of distributions ...........      26,532             437,780                 529               8,501
                                                             ----------          ----------          ----------          ----------
                                                                 34,001             568,455              68,950           1,127,102
Shares redeemed ...........................................      (9,445)           (162,418)            (70,880)         (1,111,573)
                                                             ----------          ----------          ----------          ----------
     Net increase (decrease) ..............................      24,556          $  406,037              (1,930)         $   15,529
                                                             ==========          ==========          ==========          ==========

-----------------------------------------------------------
                   INVESTOR CLASS
-----------------------------------------------------------
Shares sold ...............................................         811          $   14,457               2,985          $   45,557
Shares issued for reinvestment of distributions ...........       4,818              77,521                   0                   0
                                                             ----------          ----------          ----------          ----------
                                                                  5,629              91,978               2,985              45,557
Shares redeemed ...........................................     (20,445)           (352,607)            (66,673)         (1,030,165)
                                                             ----------          ----------          ----------          ----------
     Net decrease .........................................     (14,816)         $ (260,629)            (63,688)         $ (984,608)
                                                             ==========          ==========          ==========          ==========

See accompanying notes to financial statements



                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                         INSTITUTIONAL CLASS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Period ended   Year ended    Year ended    Year ended    Year ended
                                                                  May 31,    November 30,  November 30,  November 30,  November 30,
                                                                   2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......................        $16.80        $14.21        $18.20        $13.99        $12.16
      Income (loss) from investment operations
           Net investment income ...........................          0.04          0.03          0.03          0.01          0.23
           Net realized and unrealized gain (loss)
                on investments .............................          3.18          2.58         (1.70)         4.60          2.08
                                                                ----------    ----------    ----------    ----------    ----------
                Total from investment operations ...........          3.22          2.61         (1.67)         4.61          2.31
                                                                ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income ...........................         (0.01)        (0.02)         0.00         (0.04)        (0.26)
           Distributions in excess of net investment income           0.00          0.00          0.00         (0.02)         0.00
           Net realized gain from investment transactions ..         (1.28)         0.00         (2.32)        (0.34)        (0.22)
                                                                ----------    ----------    ----------    ----------    ----------
                Total distributions ........................         (1.29)        (0.02)        (2.32)        (0.40)        (0.48)
                                                                ----------    ----------    ----------    ----------    ----------

Net asset value, end of period .............................        $18.73        $16.80        $14.21        $18.20        $13.99
                                                                ==========    ==========    ==========    ==========    ==========

Total return (a) ...........................................         20.22 %       18.41 %      (10.94)%       33.92 %       19.57 %
                                                                ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of period ............................    $6,923,052    $5,796,478    $4,929,525    $5,311,416    $3,502,215
                                                                ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...          1.59 %(b)     2.81 %        2.60 %        2.92 %        3.70 %
           After expense reimbursements and waived fees ....          1.50 %(b)     1.50 %        1.50 %        1.50 %        0.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ...          0.35 %(b)    (1.07)%       (0.93)%       (1.34)%       (1.77)%
           After expense reimbursements and waived fees ....          0.44 %(b)     0.24 %        0.17 %        0.08 %        1.94 %

      Portfolio turnover rate ..............................         65.90 %      114.00 %       89.04 %       66.30 %       82.30 %


(a)   Total return does not reflect payment of a sales charge.
(b)   Annualized


See accompanying notes to financial statements                                                                           (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Period ended   Year ended    Year ended    Year ended    Year ended
                                                                  May 31,    November 30,  November 30,  November 30,  November 30,
                                                                   2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......................        $16.41        $13.96        $18.04        $13.96        $12.09
      Income (loss) from investment operations
           Net investment (loss) income ....................         (0.03)        (0.11)        (0.09)        (0.05)         0.24
           Net realized and unrealized gain (loss)
                on investments .............................          3.12          2.56         (1.67)         4.53          2.06
                                                                ----------    ----------    ----------    ----------    ----------
                Total from investment operations ...........          3.09          2.45         (1.76)         4.48          2.30
                                                                ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income ...........................          0.00          0.00          0.00         (0.03)        (0.21)
           Distributions in excess of net investment income           0.00          0.00          0.00         (0.03)         0.00
           Net realized gain from investment transactions ..         (1.28)         0.00         (2.32)        (0.34)        (0.22)
                                                                ----------    ----------    ----------    ----------    ----------
                Total distributions ........................         (1.28)         0.00         (2.32)        (0.40)        (0.43)
                                                                ----------    ----------    ----------    ----------    ----------

Net asset value, end of period .............................        $18.22        $16.41        $13.96        $18.04        $13.96
                                                                ==========    ==========    ==========    ==========    ==========

Total return (a) ...........................................         19.87 %       17.55 %      (11.67)%       33.11 %       19.61 %
                                                                ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of period ............................    $  875,517    $1,031,661    $1,766,893    $1,873,942    $  746,136
                                                                ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........     2.94 %(b)     3.56 %        3.35 %        3.71 %        4.45 %
           After expense reimbursements and waived fees .........     2.25 %(b)     2.25 %        2.25 %        2.25 %        0.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........    (0.96)%(b)    (1.82)%       (1.67)%       (2.10)%       (2.50)%
           After expense reimbursements and waived fees .........    (0.27)%(b)    (0.51)%       (0.57)%       (0.63)%        1.95 %

      Portfolio turnover rate ...................................    65.90 %      114.00 %       89.04 %       66.30 %       82.30 %


(a)   Total return does not reflect payment of a sales charge.
(b)   Annualized


See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares. Only Institutional Class Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000
                                   (Unaudited)



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         As a result of an inadvertent failure of the Board to renew the investment advisory agreement between the Trust and Capital Management Associates, Inc. (the "Advisor"), under which the Advisor provided advisory services to the Fund, the previous Investment Advisory Agreement lapsed on November 10, 1999. However, the Advisor has continued, without compensation, to provide the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. Shareholders of the Fund will be voting on a new Investment Advisory Agreement that has been approved by the Board. The Advisor is not due to receive any advisory fees for the period ending May 31, 2000.

         Capital Management Associates, Inc. currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $6,387 of the operating expenses incurred by the Fund for the period ended May 31, 2000, including $3,667 which may be refunded upon the approval of the 12b-1 Plan which also lapsed on November 10, 1999.

         The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000
                                   (Unaudited)



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 2000, the Distributor retained sales charges in the amount of $143.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         As a result of an inadvertent failure of the Board to renew the 12b-1 Plan under which the Fund used a portion of its assets to pay for, among other things, the promotion and distribution of the Investor Class Shares, the previous 12b-1 Plan lapsed on November 10, 1999. Accordingly, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), shareholders of Investor Class Shares are required to vote on the proposed 12b-1 Plan. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Board has approved a proposed plan which provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets.

         The Board has approved, subject to approval of the proposed 12b-1 Plan by Investor Class Shares shareholders, reimbursement of expenses that would otherwise be paid with 12b-1 fees. If the proposed 12b-1 Plan and reimbursement of Rule 12b-1 fees are approved by Investor Class Shares shareholders, the Fund will reimburse or pay the Distributor for fees which have accumulated since the lapse of the original agreement. For the period ending May 31, 2000, these accumulated fees are $3,667.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $4,501,745 and $4,613,514, respectively, for the period ended May 31, 2000.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                             Semi-Annual Report 2000


                           FOR THE PERIOD ENDED MAY 31






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                        CAPITAL MANAGEMENT SMALL-CAP FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863






This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about the Capital Management Small-Cap Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 88.60%

       Advertising - 2.87%
            True North Communications Inc. ...........................................                    300               $ 13,106
                                                                                                                            --------

       Auto Parts - Original Equipment - 0.91%
         (a)Tower Automotive, Inc. ...................................................                    300                  4,181
                                                                                                                            --------

       Biopharmaceuticals - 5.47%
         (a)Geron Corporation ........................................................                    600                 10,838
         (a)NeoRx Corporation ........................................................                  1,000                 14,187
                                                                                                                            --------
                                                                                                                              25,025
                                                                                                                            --------
       Building Materials - 2.20%
            Rayonier Inc. ............................................................                    250                 10,063
                                                                                                                            --------

       Chemicals - 4.60%
            M. A. Hanna Company ......................................................                    800                  9,200
            Olin Corporation .........................................................                    750                 11,812
                                                                                                                            --------
                                                                                                                              21,012
                                                                                                                            --------
       Computers - 1.49%
         (a)Concurrent Computer Corporation ..........................................                    800                  6,800
                                                                                                                            --------

       Electrical Equipment - 1.85%
            Baldor Electric Company ..................................................                    450                  8,438
                                                                                                                            --------

       Electronics - Semiconductor - 5.81%
         (a)Brooks Automation, Inc. ..................................................                    100                  3,975
         (a)Dense-Pac Microsystems, Inc. .............................................                  1,500                  8,531
            Helix Technology Corporation .............................................                    200                  6,813
         (a)Novellus Systems, Inc. ...................................................                    150                  7,228
                                                                                                                            --------
                                                                                                                              26,547
                                                                                                                            --------
       Engineering & Construction - 2.63%
            Briggs & Stratton Corporation ............................................                    300                 12,000
                                                                                                                            --------

       Financial - Banks, Commercial - 2.61%
         (a)Cullen/Frost Bankers, Inc. ...............................................                    450                 11,925
                                                                                                                            --------

       Financial - Banks, Money Center - 2.21%
            Compass Bancshares, Inc. .................................................                    500                 10,125
                                                                                                                            --------

       Forest Products & Paper - 2.06%
            Pope & Talbot, Inc. ......................................................                    500                  9,437
                                                                                                                            --------


                                                                                                                         (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Homebuilders - 1.32%
            Leggett & Platt, Incorporated ............................................                    300               $  6,019
                                                                                                                            --------

       Iron & Steel - 0.42%
         (a)Bethlehem Steel Corporation ..............................................                    500                  1,938
                                                                                                                            --------

       Manufacturing - Apparel - 2.32%
            Tommy Hilfiger Corporation ...............................................                  1,500                 10,594
                                                                                                                            --------

       Medical - Biotechnology - 1.68%
         (a)Creative BioMolecules, Inc. ..............................................                  1,500                  7,687
                                                                                                                            --------

       Medical Supplies - 2.71%
         (a)NovaMed Eyecare, Inc. ....................................................                  1,200                  7,875
         (a)Somnus Medical Technologies, Inc. ........................................                  1,500                  4,500
                                                                                                                            --------
                                                                                                                              12,375
                                                                                                                            --------
       Oil & Gas - Equipment & Services - 7.50%
         (a)R&B Falcon Corporation ...................................................                    800                 18,750
         (a)Rowan Companies, Inc. ....................................................                    500                 15,531
                                                                                                                            --------
                                                                                                                              34,281
                                                                                                                            --------
       Oil & Gas - Exploration - 16.80%
         (a)Bellwether Exploration Company ...........................................                  1,500                 12,750
            Cabot Oil & Gas Corporation ..............................................                    650                 16,209
            EOG Resources, Inc. ......................................................                    600                 19,500
         (a)Neuvo Energy Company .....................................................                    600                 11,588
         (a)Newfield Exploration Company .............................................                    400                 16,750
                                                                                                                            --------
                                                                                                                              76,797
                                                                                                                            --------
       Pharmaceuticals - 2.26%
         (a)Anesta Corp. .............................................................                    400                  5,925
         (a)Watson Pharmaceuticals, Inc. .............................................                    100                  4,412
                                                                                                                            --------
                                                                                                                              10,337
                                                                                                                            --------
       Restaurants & Food Service - 1.80%
         (a)RARE Hospitality International, Inc. .....................................                    300                  8,213
                                                                                                                            --------

       Telecommunications - Equipment - 3.20%
         (a)FiberNet Telecom Group, Inc. .............................................                  1,300                 14,625
                                                                                                                            --------

       Transportation - Air - 5.00%
         (a)Atlantic Coast Airlines Holdings, Inc. ...................................                    500                 15,219
            SkyWest, Inc. ............................................................                    200                  7,625
                                                                                                                            --------
                                                                                                                              22,844
                                                                                                                            --------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Utilities - Electric - 3.37%
            Cleco Corporation ........................................................                    450               $ 15,412
                                                                                                                            --------

       Utilities - Gas - 2.27%
            South Jersey Industries, Inc. ............................................                    400                 10,375
                                                                                                                            --------

       Utilities - Water - 3.24%
            Philadelphia Suburban Corporation ........................................                    600                 14,850
                                                                                                                            --------

            Total Common Stocks (Cost $387,658) ...............................................................              405,006
                                                                                                                            --------


INVESTMENT COMPANIES - 11.59%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .................................                 26,482                 26,482
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ...........................                 26,483                 26,483
                                                                                                                           ---------

            Total Investment Companies (Cost $52,965) .......................................................                 52,965
                                                                                                                           ---------


Total Value of Investments (Cost $440,623 (b)) .......................................                 100.19 %            $457,971
Liabilities In Excess of Other Assets ................................................                  (0.19)%                (843)
                                                                                                       ------              --------
       Net Assets ....................................................................                 100.00 %            $457,128
                                                                                                       ======              ========






       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation .........................................................................              $ 54,246
            Unrealized depreciation .........................................................................               (36,898)
                                                                                                                           --------

                            Net unrealized appreciation .....................................................              $ 17,348
                                                                                                                           ========



See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2000
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $440,623) .................................................................              $457,971
       Cash ..................................................................................................                58,035
       Income receivable .....................................................................................                   693
       Due from advisor (note 2) .............................................................................                   338
                                                                                                                            --------

            Total assets .....................................................................................               517,037
                                                                                                                            --------

LIABILITIES
       Accrued expenses ......................................................................................                11,275
       Payable for investment purchases ......................................................................                48,142
       Other liabilities .....................................................................................                   492
                                                                                                                            --------

            Total liabilities ................................................................................                59,909
                                                                                                                            --------

NET ASSETS ...................................................................................................              $457,128
                                                                                                                            ========

NET ASSETS CONSIST OF
       Paid-in capital .......................................................................................              $423,056
       Undistributed net realized gain on investments ........................................................                16,724
       Net unrealized appreciation on investments ............................................................                17,348
                                                                                                                            --------
                                                                                                                            $457,128
                                                                                                                            ========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
            ($384,536 / 27,562 shares outstanding) ...........................................................                $13.95
                                                                                                                            ========

INVESTOR CLASS
       Net asset value, redemption and maximum offering price per share
            ($72,592 / 5,264 shares outstanding) .............................................................                $13.79
                                                                                                                            ========
       Maximum offering price per share (100 / 97% of $13.79) ................................................                $14.22
                                                                                                                            ========












See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2000
                                                             (Unaudited)


INVESTMENT LOSS

       Income
            Dividends .......................................................................................              $  2,311
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ...............................................................                 1,614
            Fund administration fees (note 2) ...............................................................                   202
            Distribution and servicing fees - Investor Class (note 3) .......................................                   262
            Custody fees ....................................................................................                 1,624
            Registration and filing administration fees (note 2) ............................................                   388
            Fund accounting fees (note 2) ...................................................................                18,000
            Audit fees ......................................................................................                 5,467
            Legal fees ......................................................................................                 2,917
            Securities pricing fees .........................................................................                 1,427
            Shareholder recordkeeping fees ..................................................................                 4,500
            Other accounting fees (note 2) ..................................................................                 5,793
            Shareholder servicing expenses ..................................................................                   900
            Registration and filing expenses ................................................................                 1,000
            Printing expenses ...............................................................................                 2,000
            Trustee fees and meeting expenses ...............................................................                 3,500
            Other operating expenses ........................................................................                   800
                                                                                                                           --------

                  Total expenses ............................................................................                50,394
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) ......................................................               (46,098)
                       Investment advisory fees waived (note 2) .............................................                (1,614)
                                                                                                                           --------

                  Net expenses ..............................................................................                 2,682
                                                                                                                           --------

                       Net investment loss ..................................................................                  (371)
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .......................................................                17,083
       Increase in unrealized appreciation on investments ...................................................                 4,084
                                                                                                                           --------

            Net realized and unrealized gain on investments .................................................                21,167
                                                                                                                           --------

                  Net increase in net assets resulting from operations ......................................              $ 20,796
                                                                                                                           ========








See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended       Period ended
                                                                                                        May 31,         November 30,
                                                                                                         2000             1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment loss .......................................................                  $   (371)           $   (625)
          Net realized gain from investment transactions ............................                    17,083              28,917
          Increase in unrealized appreciation on investments ........................                     4,084              13,264
                                                                                                       --------            --------

              Net increase in net assets resulting from operations ..................                    20,796              41,556
                                                                                                       --------            --------

     Distributions to shareholders from
          Net realized gain from investment transactions ............................                   (28,280)                  0
                                                                                                       --------            --------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ......                   243,004             180,052
                                                                                                       --------            --------

                   Total increase in net assets .....................................                   235,520             221,608

NET ASSETS
     Beginning of period ............................................................                   221,608                   0
                                                                                                       --------            --------

     End of period ..................................................................                  $457,128            $221,608
                                                                                                       ========            ========

(a) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                       Period ended                            Period ended
                                                                       May 31, 2000                        November 30, 1999 (a)
                                                                Shares              Value                Shares             Value
                                                               ---------------------------------------------------------------------
----------------------------------------------------------
                 INSTITUTIONAL CLASS
----------------------------------------------------------
Shares sold ..............................................       19,500            $277,688              11,411            $130,052
Shares issued for reinvestment of distributions ..........        1,558              19,440                   0                   0
Shares redeemed ..........................................       (4,906)            (62,964)                  0                   0
                                                               --------            --------            --------            --------

     Net  increase .......................................       16,152            $234,164              11,411            $130,052
                                                               ========            ========            ========            ========

----------------------------------------------------------
                   INVESTOR CLASS
----------------------------------------------------------
Shares sold ..............................................            0            $      0               4,550            $ 50,000
Shares issued for reinvestment of distributions ..........          714               8,840                   0                   0
Shares redeemed ..........................................            0                   0                   0                   0
                                                               --------            --------            --------            --------

     Net increase ........................................          714            $  8,840               4,550            $ 50,000
                                                               ========            ========            ========            ========

----------------------------------------------------------
                    FUND SUMMARY
----------------------------------------------------------
Shares sold ..............................................       19,500            $277,688              15,961            $180,052
Shares issued for reinvestment of distributions ..........        2,272              28,280                   0                   0
Shares redeemed ..........................................       (4,906)            (62,964)                  0                   0
                                                               --------            --------            --------            --------

     Net increase ........................................       16,866            $243,004              15,961            $180,052
                                                               ========            ========            ========            ========

(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)


                                                                --------------------------------    --------------------------------
                                                                       Institutional Class                   Investor Class
                                                                --------------------------------    --------------------------------

                                                                    Period ended    Period ended    Period ended      Period ended
                                                                       May 31,      November 30,       May 31,        November 30,
                                                                        2000          1999 (a)          2000            1999 (a)
                                                                --------------------------------    --------------------------------

Net asset value, beginning of period ....................               $13.91          $10.99          $13.82          $10.99

      Income from investment operations
           Net investment loss ..........................                 0.00           (0.01)          (0.06)          (0.10)
           Net realized and unrealized gain on investments                1.98            2.93            1.97            2.93
                                                                      --------        --------        --------        --------
                Total from investment operations ........                 1.98            2.92            1.91            2.83
                                                                      --------        --------        --------        --------

      Distributions to shareholders from
           Net realized gain from investment transactions                (1.94)           0.00           (1.94)           0.00
                                                                      --------        --------        --------        --------

Net asset value, end of period ..........................               $13.95          $13.91          $13.79          $13.82
                                                                      ========        ========        ========        ========

Total return (b) ........................................                15.90 %         26.57 %         15.46 %         25.75 %
                                                                      ========        ========        ========        ========

Ratios/supplemental data

      Net assets, end of period .........................             $384,536        $158,754        $ 72,592        $ 62,854
                                                                      ========        ========        ========        ========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees                 31.08 %(c)      55.88 %(c)      31.75 %(c)      56.63 %(c)
           After expense reimbursements and waived fees                   1.50 %(c)       1.50 %(c)       2.25 %(c)       2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees                (29.64)%(c)     (54.53)%(c)     (30.35)%(c)     (55.29)%(c)
           After expense reimbursements and waived fees                  (0.06)%(c)      (0.15)%(c)      (0.86)%(c)      (0.91)%(c)

      Portfolio turnover rate ...........................               103.70 %        145.58 %        103.70 %        145.58 %


(a)   For the period from January 12, 1999 (commencement of operations) to November 30, 1999.
(b)   Total return does not reflect payment of a sales charge.
(c)   Annualized.


See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.



                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000
                                   (Unaudited)



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $1,614 ($0.07 per share) and reimbursed $46,098 of the operating expenses incurred by the Fund for the period ended May 31, 2000.

         The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.



                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2000
                                   (Unaudited)



         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, the Distributor did not retain any sales charges.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.

NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $262 of such expenses for the period ended May 31, 2000.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $480,796 and $267,551, respectively, for the period ended May 31, 2000.